Variable Interest Entity and Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Summary of Balance Sheets of RLP

The following table summarizes the balance sheets of RLP as of June 30:

	2013	2012
ASSETS
Accounts receivable	$—	$1,226
Accounts receivable – Radiant Logistics	118,791	183,987
Prepaid expenses and other current assets	875	1,947

Total assets	$119,666	$187,160

LIABILITIES AND PARTNERS’ CAPITAL
Other accrued costs	$7,128	$24,575

Total liabilities	7,128	24,575
Partners’ capital	112,538	162,585

Total liabilities and partners’ capital	$119,666	$187,160